FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	$ 8,519	$ 8,349
Financial assets carried at fair value
Disclosure of financial assets [line items]
Carrying Value	112	4
Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Carrying Value	847	905
Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	982	938
Level 1 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	0	0
Level 1 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	761	850
Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	7,588	7,686
Level 2 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	54	4
Level 2 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	86	55
Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	58	0
Level 3 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Derivative financial instruments | Financial liabilities carried at fair value
Disclosure of financial liabilities [line items]
Carrying Value	6	79
Derivative financial instruments | Level 1 | Financial liabilities carried at fair value
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Level 2 | Financial liabilities carried at fair value
Disclosure of financial liabilities [line items]
Fair Value	6	79
Derivative financial instruments | Level 3 | Financial liabilities carried at fair value
Disclosure of financial liabilities [line items]
Fair Value	0	0
Trade payables and accrued liabilities | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	803	677
Trade payables and accrued liabilities | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	803	677
Trade payables and accrued liabilities | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Trade payables and accrued liabilities | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Taxes Payable | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	82	25
Taxes Payable | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	82	25
Taxes Payable | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Taxes Payable | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Dividends payable | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	97	91
Dividends payable | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	97	91
Dividends payable | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Dividends payable | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	7,537	7,463
Loans and borrowings | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Loans and borrowings | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	7,588	7,686
Loans and borrowings | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Convertible debentures | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Carrying Value	0	93
Convertible debentures | Level 1 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	145
Convertible debentures | Level 2 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Convertible debentures | Level 3 | Financial liabilities carried at amortized cost
Disclosure of financial liabilities [line items]
Fair Value	0	0
Derivative financial instruments | Financial assets carried at fair value
Disclosure of financial assets [line items]
Carrying Value	54	4
Derivative financial instruments | Level 1 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	0	0
Derivative financial instruments | Level 2 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	54	4
Derivative financial instruments | Level 3 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	0	0
Advances to related parties | Financial assets carried at fair value
Disclosure of financial assets [line items]
Carrying Value	58	0
Advances to related parties | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Carrying Value	77	42
Advances to related parties | Level 1 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	0	0
Advances to related parties | Level 1 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Advances to related parties | Level 2 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	0	0
Advances to related parties | Level 2 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	77	42
Advances to related parties | Level 3 | Financial assets carried at fair value
Disclosure of financial assets [line items]
Fair Value	58	0
Advances to related parties | Level 3 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Cash and cash equivalents | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Carrying Value	157	321
Cash and cash equivalents | Level 1 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	157	321
Cash and cash equivalents | Level 2 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Cash and cash equivalents | Level 3 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Trade receivables and other | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Carrying Value	604	529
Trade receivables and other | Level 1 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	604	529
Trade receivables and other | Level 2 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Trade receivables and other | Level 3 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Other assets | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Carrying Value	9	13
Other assets | Level 1 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	0	0
Other assets | Level 2 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	9	13
Other assets | Level 3 | Financial assets carried at amortized cost
Disclosure of financial assets [line items]
Fair Value	$ 0	$ 0